Financial - risk management objectives and policies	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

33.         Financial - risk management objectives and policies

The Group’s principal financial liabilities, other than derivatives, comprise of trade accounts and other payables, and financial obligations. The main purpose of these financial instruments is to finance the Group’s operations. The Group’s principal financial assets include cash and cash equivalents and trade and other receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s Management oversees the management of these risks. A committee that advises on financial risks supports it. This committee provides assurance to management that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. All derivative activities for risk management purpose are carried out by internal specialists that have the appropriate skills, experience and supervision.

There were no changes in the objectives, policies or processes during the years ended December 31, 2020, 2019 and 2018.

The Board of Directors reviews and agrees policies for managing each of these risks, which are described below:

(a)Market risk -

Market risk is the risk that the fair value of the future cash flows from financial instruments will fluctuate because of changes in market prices. Market risks that apply to the Group comprise four types of risk: exchange rate risk, commodity risk, interest rate risk and other risk of price, such as the risk of the stock price. Financial instruments affected by market risks include time deposits, financial obligations, embedded derivatives and derivative financial instruments.

The sensitivity analyses in this section relate to the positions as of December 31, 2020 and 2019 and have been prepared considering that the proportion of financial instruments in foreign currency are constant.

(a.1)       Exchange rate risk

The exchange rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group´s operating activities in soles. The Group mitigates the effect of exposure to exchange-rate risk by carrying out almost all of its transactions in  its functional currency.

Excluding loans in soles, Management maintains smaller amounts in soles in order to cover its needs in this currency (primarily taxes).

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2020
Exchange rate	10%	9,282
Exchange rate	(10)%	(9,282)

2019
Exchange rate	10%	4,053
Exchange rate	(10)%	(3,545)

2018
Exchange rate	10%	1,695
Exchange rate	(10)%	(1,681)

(a.2)       Commodity price risk

The Group is affected by the price volatility of the commodities. The price of mineral sold by the Group has fluctuated historically and affected by numerous factors beyond its control.

The Group manages its commodity price risk primarily using sales commitments in customer contracts and hedge contracts for the metals sold by the subsidiary El Brocal.

The subsidiary El Brocal entered into derivative contracts that qualified as cash flow hedges, with the intention of covering the risk resulting from the fall in the prices of the metals. These derivative contracts are recorded as assets or liabilities in the consolidated statements of financial position and are stated at fair value. To the extent that these hedges were effective in offsetting future cash flows from the sale of the related production, changes in fair value are deferred in an equity account under “Other reserves of equity”. The deferred amounts were reclassified to the “sales of goods” when the production was sold. See note 33(a) and note 20(b).

(a.3)       Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes’ in market interest rates relates to the Groups’ long-term financial obligations with floating interest rates.

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR	income tax
	(percentage rates)	US$(000)
2020
Interest rate	10%	(81)
Interest rate	(10)%	81

2019
Interest rate	10%	(306)
Interest rate	(10)%	306

2018
Interest rate	10%	(277)
Interest rate	(10)%	277

(b)Credit risk -

Credit risk is the risk that counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivable) and from its financing activities, including deposits with banks and other financial instruments.

The Group invests the excess cash in financial leading institutions, sets conservative credit policies and constantly evaluates the market conditions in which it operates.

Trade accounts receivable are denominated in U.S. dollars. The Group’s sales are made to domestic and foreign customers. See concentration of spot sales in note 20(b). An impairment analysis is performed on an individual basis.

Credit risk is limited to the carrying amount of the financial assets to the date of consolidated statements of financial position, which is composed, by cash and cash equivalents, trade and other receivables and derivative financial instruments.

Set out below is the information about the credit risk exposure on the Group's trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2020 -
Trade receivables	159,840	—	—	22,128	181,968
Other receivables	172,116	—	1,221	9,717	183,054
	331,956	—	1,221	31,845	365,022
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(31,845)	(31,845)

As of December 31, 2019 -
Trade receivables	204,096	—	—	22,016	226,112
Other receivables	125,409	42,390	4,332	10,006	182,137
	329,505	42,390	4,332	32,022	408,249
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(32,022)	(32,022)

(c)Liquidity risk -

Prudent management of liquidity risk implies maintaining sufficient cash and cash equivalents and the possibility of committing or having financing committed through an adequate number of credit sources. The Group believes that maintains suitable levels of cash and cash equivalents and has sufficient credit capacity to get access to lines of credit in leading financial entities.

The Group continually monitors its liquidity risk based on cash flow projections.

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2020-
Bank loans – capital	65,793	—	—	—	65,793
Bank loans – interest	1,156	—	—	—	1,156
Trade and other payables	167,852	—	—	—	167,852
Financial obligation – capital	21,587	175,932	324,815	6,071	528,405
Financial obligation – interest	14,868	13,289	14,911	203	43,271
Lease – capital	3,609	2,010	2,220	—	7,839
Lease – interest	74	143	145	—	362
Hedge derivative financial instruments	15,804	2,635	—	—	18,439
Contingent consideration liability	—	—	9,924	36,746	46,670

Total	290,743	194,009	352,015	43,020	879,787

As of December 31, 2019 -
Bank loans – capital	55,000	—	—	—	55,000
Bank loans – interest	486	—	—	—	486
Trade and other payables	152,070	616	—	—	152,686
Financial obligation – capital	262,088	131,588	125,154	48,568	567,398
Financial obligation – interest	22,597	11,225	11,880	1,449	47,151
Lease – capital	3,692	1,514	2,297	—	7,503
Lease – interest	73	143	404	—	620
Contingent consideration liability	—	—	4,905	35,166	40,071

Total	496,006	145,086	144,640	85,183	870,915

(d)Capital management -

For purposes of the Group’s capital management, capital is based on all equity accounts. The objective of capital management is to maximize shareholder value.

The Group manages its capital structure and makes adjustments to meet the changing economic market conditions. The Group’s policy is to fund all projects of short and long term with their own operating resources. To maintain or adjust the capital structure, the Group may change the policy of paying dividends to shareholders, return capital to shareholders or issue new shares.

The Group monitors capital using a consolidated net worth minimum. As required by the Company's covenants of the Syndicated term Loan of US$2,711,389. No changes were made in the objectives, policies or processes for managing capital during the years 2020 and 2019

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

25.  Financial - risk management objectives and policies

The Company’s operations are exposed to certain financial risks: some market risks (foreign exchange risk, interest rate risk and price risk, credit risk and liquidity risk). The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The most important aspects in risk management are the following:

(a)Market risks -

(i)Foreign exchange risk -

Foreign exchange risk exposure arises from exchange rate fluctuations of balances denominated in different currencies than the U.S. dollar. Since transactions and balances denominated in foreign currency are not significant, the current exchange rate risk exposure is limited. Management has decided to assume the exchange risk exposure with the results of the Company’s operations; therefore it has not engaged in hedging activities.

(ii)Interest rate risk -

The Company does not maintain significant interest-bearing assets or liabilities; therefore, net income (loss) and cash flows of the Company are substantially independent from the changes in market interest rates.

(iv)Price risk -

The Company's financial instruments exposed to price risk are limited to its trade accounts receivable (exposed to gold price) and its available-for-sale financial assets, none of which show a material balance at the end of year, therefore no significant impact on the consolidated financial statements has arisen due to changes in their price that would need to be disclosed.

(b)Credit risk -

The Company evaluates the concentration of risk with respect to trade receivables as low, as its customers are located in Canada and operate in largely independent markets. The Company's products (refined gold dore) are negotiated in international markets being subject to the global demand, as a result it does not concentrate risks related to limited number of clients. The Company counts with counterparties with high credit-rating, and have not had any significant default event arising from risk concentration.

Credit risk is managed on a group basis by Newmont according to its policies. Financial instruments exposed to credit risk are cash and cash equivalents, investments in debt and equity instruments, trade accounts receivable and other accounts receivable. For banks and financial institutions, only independently rated parties with a minimum "A" rating are accepted. Regarding trade accounts receivable, according to the practice in the latest years, collections have generally been in full. A credit review of the portfolio is performed quarterly to determine any deterioration in credit quality. The Company does not foresee any significant losses that may arise from this risk.

Set out below is the information about the credit risk exposure on the Company’s trade and other receivables:

	Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2020
Trade receivables	—	21,274	2,797	4,971	29,042
Expected credit loss rate	—%	—%	—%	27.84%	4.77%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	21,274	2,797	3,587	27,658

As of December 31, 2019
Trade receivables	—	5,047	7,976	3,377	16,400
Expected credit loss rate	—%	—%	—%	40.98%	8.44%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	5,047	7,976	1,993	15,016

(c)Liquidity risk -

Management administrates its exposure to liquidity risk through financing from internal operations, Company’s partners and maintaining good relationships with local and foreign banks in order to maintain adequate levels of credit available. The Company currently has no existing bank lines of credit.

The following table represents the analysis of the Company’s financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see notes 11 and 12):

	2020
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	44,977	—	—	44,977
Debt instruments	—	—	45,423	45,423
Trade accounts payable - Related parties	12,374	—	—	12,374
Leases liabilities	290	40	—	330

	57,641	40	45,423	103,104

	2019
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	45,671	—	—	45,671
Debt instruments	—	—	43,927	43,927
Trade accounts payable - Related parties	11,426	—	—	11,426
Leases liabilities	291	305	—	596

	57,388	305	43,927	101,620

(d)Capital risk management -

The Company’s objectives for managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide expected returns for partners and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Company manages its capital structure and makes adjustments to meet the changing economic market conditions. The Company's policy is to fund all projects of short and long term with their own operating resources. To maintain or adjust the capital structure, the Company may change the policy of paying dividends to shareholders, return capital to shareholders or issue new shares. No formal dividend policy exists. The financial position of the Company is as follows:

	2020	2019
	US$(000)	US$(000)

Debt and accounts payables	226,333	188,896
Leasing	330	596
Less cash and short-term deposits	(870,929)	(818,503)

Net debt	(644,266)	(629,011)

Total liquidity	870,929	818,503

(e)Fair value measurement -

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assets that are measured at fair value on a recurring basis (at least annually) correspond to the San José Reservoir Trust assets and the accounts receivable from the sales of copper and silver concentrate subject to provisional pricing.

The Company’s San José Reservoir Trust assets are made up of marketable equity and debt securities that are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

There were no transfers between Level 1and Level 2 during 2019.

The Company’s impairment model uses valuation techniques to determine the WACC. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates as such is classified within Level 2 of the fair value hierarchy.

Carrying value versus fair value

Set out below is a comparison of the carrying amount and fair value of the Company’s financial instruments, other than those which carrying amounts are reasonable approximation of fair value:

	Carrying amount		Fair value
	2020	2019	2020	2019
	US$(000)	US$(000)	US$(000)	US$(000)

Financial assets:
Trade and other receivables, net	27,658	15,016	27,658	15,016
Restricted cash	48,752	48,617	49,042	50,353
Financial assets at fair value	21,676	23,648	21,676	23,648

	98,086	87,281	98,376	89,017

	Carrying amount		Fair value
	2020	2019	2020	2019
	US$(000)	US$(000)	US$(000)	US$(000)

Financial liabilities:
Debt instrument	45,423	43,927	47,479	45,633

	45,423	43,927	47,479	45,633

Management assessed that the fair values of cash and short-term deposits, trade receivables, trade payables and other current liabilities approximate their carrying amounts largely due to short-term maturities of these instruments. Trade receivables subject to provisional pricing are already carried at fair value.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

20.  Financial risk management

The Company’s activities are exposed to different financial risks. The main risks that could adversely affect the Company’s financial assets and liabilities or future cash flows are: (i) the risk arising from changes in market prices of minerals, (ii) liquidity risk, (iii) credit risk and (iv) capital risk. The Company’s financial risk management program focuses on mitigating potential adverse effects on its financial performance.

Management knows the conditions prevailing in the market and based on its knowledge and experience, manages the risks that are summarized below. The Company’s Board of Directors reviews and approves the policies to manage each of these risks:

(a)Market risk -

Commodity price risk -

The international price of copper has a significant impact on the Company’s operating results. The price of copper has fluctuated historically and is affected by numerous factors beyond the Company’s control. The Company does not hedge its exposure to price fluctuation.

As described in Note 2(d), the Company has price risk through its provisionally priced sales contracts, which provide final pricing in a specified future month (generally between three and six months after the shipment's arrival date) based primarily on quoted LME monthly average prices. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative on the provisionally priced contract that is adjusted to fair value through revenues each period, using the period-end forward prices, until the date of final pricing. To the extent that final prices are higher or lower than what was recorded on a provisional basis, an increase or decrease to revenues is recorded each reporting period until the date of final pricing (see Note 21).

The table below summarizes the estimated impact on the Company’s profit before income tax for the year 2020, 2019 and 2018 based on a 10% increase or decrease in future copper price while all other variables are held constant. The 10% increase is based on copper prices ranging from US$/pound 3.524 to US$/pound 3.876  (US$/pound 2.865 to US$/pound 3.085 for the year 2019 and US$/pound 2.974 to US$/pound 2.979 for the year 2018),and the 10% decrease is based on copper prices ranging from US$/pound 2.884 to US$/pound 3.172  (US$/pound 2.344 to US$/pound 2.524 for the year 2019 and US$/pound 2.433 to US$/pound 2.437 for the year 2018).

Effect on profit before
income tax
US$(000)

December 31, 2020
10% increase in future copper prices	112,080
10% decrease in future copper prices	(112,080)

Effect on profit before
income tax
US$(000)
December 31, 2019
10% increase in future copper prices	99,219
10% decrease in future copper prices	(99,219)

Effect on profit before
income tax
US$(000)
December 31, 2018
10% increase in future copper prices	72,847
10% decrease in future copper prices	(72,847)

Exchange rate risk -

As described in Note 2(c), the Company’s financial statements are presented in US dollars, which is the functional and presentation currency of the Company. The Company’s exchange-rate risk arises mainly from balances related to tax payments, deposits and other accounts payable in currencies other than the US dollar, principally soles. The Company mitigates its exposure to exchange-rate risk by carrying out almost all of its transactions in its functional currency and management maintains only small amounts in soles to cover its immediate needs (i.e., taxes and compensation) in this currency.

(b)Liquidity risk -

Liquidity risk arises from situations in which cash might not be available to pay obligations at their maturity date and at a reasonable cost. The Company maintains adequate liquidity by properly managing the maturities of assets and liabilities in such a way that allows the Company to maintain a structural liquidity position (cash available) enabling it to meet liquidity requirements. Additionally, the Company has the ability to obtain funds from financial institutions and shareholders to meet its contractual obligations.

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2020 and 2019:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2020
Trade accounts payable	—	197,855	9,770	—	—	207,625
Accounts payable - related parties	—	3,446	—	—	—	3,446
Other financial liabilities	—	1,551	8,672	560,750	31,695	602,668
Other accounts payable	—	57,637	68,828	285,392	—	411,857
Total	—	260,489	87,270	846,142	31,695	1,225,596
As of December 31, 2019
Trade accounts payable	—	245,463	7,402	—	—	252,865
Accounts payable - related parties	—	4,014	—	—	—	4,014
Other financial liabilities	—	3	8,852	825,877	76,943	911,675
Other accounts payable	—	40,357	59,023	90,019	289,705	479,104
Total	—	289,837	75,277	915,896	366,648	1,647,658

(c)Credit Risk -

The Company’s exposure to credit risk arises from a customer’s inability to pay amounts in full when they are due and the failure of third parties in cash and cash equivalent transactions. The risk is limited to balances deposited in banks and financial institutions and for trade accounts receivable at the date of the statements of financial position (the Company sells copper concentrate and cathode and molybdenum concentrate to companies widely recognized in the worldwide mining sector  and collections are made within 30 days after the fulfilment of the contractual terms). To manage this risk, the Company has established a treasury policy, which only allows the deposit of surplus funds in highly rated institutions, by establishing conservative credit policies and through a constant evaluation of market conditions. Consequently, the Company does not expect to incur losses on accounts involving potential credit risk.

(d)Capital management -

The objective is to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, benefits for stakeholders and maintain an optimal structure that would reduce the cost of capital.

The Company manages its capital structure, and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company controls dividend payments to shareholders, the return of capital to shareholders and the issuance of new shares. No changes were made to the objectives, policies or processes during the year ended December 31, 2020.